UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2004

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):    [   ]  is a restatement.
                                     [   ]  adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:      Rexford Management, Inc.
Address:   220 Fifth Avenue
           New York, NY  10001

Form 13F File Number:   28-6788

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Stuart Rosenberg
Title:   Vice President
Phone:   212-483-1500

Signature, Place, and Date of Signing:

Stuart Rosenberg            New York,  New York            May 12, 2003

Report Type (Check only one.):

[   ]     13F HOLDINGS REPORT.

[   ]     13F NOTICE.

[ X ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

          Form 13F File Number       Name

          28-10027                   Rexford Offshore, L.L.C.

          28-2826                    Marcus Schloss & Co., Inc.

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                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         2

Form 13F Information Table Entry Total:    14

Form 13F Information Table Value Total:    $116,261


List of Other Included Managers:

      No.     Form 13F File Number        Name

      02      28-10027                    Rexford Offshore, L.L.C.

      03      28-2826                     Marcus Schloss & Co., Inc.

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
                                                     Form 13F Information Table

          Column 1                    Column 2     Column 3   Column 4      Column 5        Column 6   Column 7       Column 8
          --------                    --------     --------   --------      --------        --------   --------       --------

                                      Title of                 Value    Shrs or  Sh/  Put/ Investment   Other     Voting Authority
        Name of Issuer                 Class       Cusip      (x$1000)  Prn Amt  Prn  Call Discretion  Managers  Sole    Shared None
        --------------                 -----       -----      --------  -------  ---  ---- ----------  --------  ------- ------ ----

Bank One Corp                           Com       06423A103    9,497     174,200 Sh        Defined      02,03     174,200   0    0
Cima Labs Inc                           Com       171796105    4,922     156,600 Sh        Defined      02,03     156,600   0    0
Comcast Corp New                     Cl A Spl     20030N200    4,105     147,400 Sh        Defined      02,03     147,400   0    0
Cox Communications Inc                 Cl A       224044107    1,580      50,000 Sh        Defined      02,03      50,000   0    0
Walt Disney Co                          Com       254687106    3,299     132,000 Sh        Defined      02,03     132,000   0    0
Enzon Pharmaceuticals Inc               Com       293904108   12,400     803,600 Sh        Defined      02,03     803,600   0    0
FleetBoston Financial Corp              Com       339030108   15,922     354,600 Sh        Defined      02,03     354,600   0    0
John Hancock Financial Services Inc     Com       41014S106   20,984     480,300 Sh        Defined      02,03     480,300   0    0
Invision Technologies Inc               Com       461851107    2,940      59,200 Sh        Defined      02,03      59,200   0    0
Maxtor Corp                             Com       577729205      621      76,200 Sh        Defined      02,03      76,200   0    0
Titan Corp                              Com       888266103   26,541   1,315,200 Sh        Defined      02,03   1,315,200   0    0
Travelers Property Casualty Corp       Cl A       89420G109    6,501     379,090 Sh        Defined      02,03     379,090   0    0
Travelers Property Casualty Corp       Cl B       89420G406    5,456     315,930 Sh        Defined      02,03     315,930   0    0
Tularik Inc                             Com       899165104    1,493      60,800 Sh        Defined      02,03      60,800   0    0